Supplement dated October 18, 2024 to the Statement of Additional Information, dated May 1, 2024, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Effective immediately, the information for Confluence Technologies, Inc. in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
Confluence Technologies, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N-PORT filings and production of shareholder reports

Supplement dated October 18, 2024 to the Loomis Sayles Funds Statements of Additional Information, each dated February 1. 2024, and Natixis Funds Statements of Additional Information each dated February 1, 2024, April 1, 2024, May 1, 2024 and June 1, 2024, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Core Plus Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Fixed Income Fund	Natixis Target Retirement 2015 Fund®
Loomis Sayles Global Allocation Fund	Natixis Target Retirement 2020 Fund®
Loomis Sayles Global Bond Fund	Natixis Target Retirement 2025 Fund®
Loomis Sayles Global Growth Fund	Natixis Target Retirement 2030 Fund®
Loomis Sayles Growth Fund	Natixis Target Retirement 2035 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Target Retirement 2040 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Target Retirement 2045 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Target Retirement 2050 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Target Retirement 2055 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis Target Retirement 2060 Fund®
Loomis Sayles Securitized Asset Fund	Natixis Target Retirement 2065 Fund®
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Small Cap Growth Fund

Effective immediately, the information for Confluence Technologies, Inc. and Gresham Technologies plc in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
Confluence Technologies, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N-PORT filings and production of shareholder reports

Gresham Technologies plc	All Funds	Full portfolio holdings	Daily	Performing certain electronic reconciliations of portfolio holdings of the Funds